Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Commitments and Contingencies
Note 7 – Commitments and Contingencies
Royalty Agreements
Atlas LLC entered into a royalty agreement associated with its leased property at the Kermit facility and a mining agreement associated with its leased property at the Monahans facility, in each case, with Permian Dunes Holding Company, LLC, a related party. The royalty agreement associated with the Kermit facility terminated on the date of our IPO, pursuant to the terms of the agreement. Under the mining agreement associated with the Monahans facility, we are committed to pay royalties on product sold from that facility and are required to pay a minimum royalty of $1.0 million for any lease year following our IPO. Royalty expense associated with these agreements is recorded as the product is sold, is included in costs of sales, and totaled between 5% and 10% of cost of sales for the three and six months ended June 30, 2023, and totaled between 10% and 15% of cost of sales for the three and six months ended June 30, 2022.
Standby Letters of Credit
As of December 31, 2022, we had $1.1 million outstanding in standby letters of credit issued under the 2018 ABL Credit Facility. On February 22, 2023, the 2018 ABL Credit Facility was terminated and our standby letters of credit were transferred to our 2023 ABL Credit Facility. As of June 30, 2023, we had $1.1 million outstanding in standby letters of credit issued under the 2023 ABL Credit Facility.
Purchase Commitments
On March 23, 2022, we entered into an agreement to purchase transportation and logistics equipment in the amount of $5.2 million and $26.2 million in 2022 and 2023, respectively, subject to customary terms and conditions. On April 20, 2022, we entered into an agreement to purchase transportation and logistics equipment in the amount of $8.5 million and $11.9 million in 2022 and 2023, respectively, subject to customary terms and conditions. In addition, in connection with the construction of the Dune Express and construction of the second facility at the Kermit location, we enter short-term purchase obligations for products and services. We expect to use $291.2 million of the net proceeds from the IPO and cash flow from operations to fund the obligations over the next 15 to 17 months.
Litigation
We are involved in various legal and administrative proceedings that arise from time to time in the ordinary course of doing business. Some of these proceedings may result in fines, penalties or judgments being assessed against us, which may adversely affect our financial results. In addition, from time to time, we are involved in various disputes, which may or may not be settled prior to legal proceedings being instituted and which may result in losses in excess of accrued liabilities, if any, relating to such unresolved disputes. Expenses related to litigation reduce operating income. We do not believe that the outcome of any of these proceedings or disputes would have a significant adverse effect on our financial position, long-term results of operations or cash flows. It is possible, however, that charges related to these matters could be significant to our results of operations or cash flows in any single accounting period. Management is not aware of any legal, environmental or other commitments and contingencies that would have a material effect on the Financial Statements.

Atlas Sand Company LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Commitments and Contingencies
Note 8—Commitments and Contingencies
Royalty Agreements
The Company has entered into a royalty agreement associated with its leased properties with a related party, under which it is committed to pay royalties on product sold from its production facilities for which the Company has received payment from the end customer. Royalty expense is recorded as the product is sold, is included in costs of sales, and totaled between 10% and 15% of cost of sales for the year ended December 31, 2022, and less than 10% of cost of sales for the years ended December 31, 2021 and 2020, respectively.
Standby Letters of Credit
As of December 31, 2022 and 2021, the Company had outstanding standby letters of credit issued under the 2018 ABL Credit Facility of $1.1 million and $0.6 million, respectively.
Lease Obligations
As of December 31, 2022, the Company’s estimated future minimum lease payments under long-term operating and finance lease agreements are associated with the Company’s adoption of ASC 842 and relate to lease payment maturities. The Company’s leases include office space, equipment and vehicles. See Note 6, Leases, for additional disclosure on the Company’s estimated future minimum lease payments.
Purchase Commitments
On March 23, 2022, the Company entered into an agreement to purchase transportation and logistics equipment in the amount of $5.2 million and $26.2 million in 2022 and 2023, respectively, subject to customary terms and conditions. On April 20, 2022, the Company entered into an agreement to purchase transportation and logistics equipment in the amount of $8.5 million and $11.9 million in 2022 and 2023, respectively, subject to customary terms and conditions.

Litigation
The Company is involved in various legal and administrative proceedings that arise from time to time in the ordinary course of doing business. Some of these proceedings may result in fines, penalties or judgments being assessed against the Company, which may adversely affect financial results. In addition, from time to time, the Company is involved in various disputes, which may or may not be settled prior to legal proceedings being instituted and which may result in losses in excess of accrued liabilities, if any, relating to such unresolved disputes. Expenses related to litigation reduce operating income. The Company does not believe that the outcome of any of these proceedings or disputes would have a significant adverse effect on the financial position, long-term results of operations or cash flows. It is possible, however, that charges related to these matters could be significant to results of operations or cash flows in any single accounting period. Management is not aware of any legal, environmental or other commitments and contingencies that would have a material effect on the consolidated financial statements.